Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2011
Convertible debentures
Schedule of outstanding convertible debentures

	6.5% Debentures due 2014	6.25% Debentures due 2017	5.6% Debentures due 2017	Total
Balance at December 31, 2009 (Cdn$)	60,000	86,250	—	146,250
Principal amount converted to equity (Cdn$)	(4,199)	(3,126)	—	(7,325)
Issuance of 5.6% Debentures	—	—	80,500	80,500

Balance at December 31, 2010 (Cdn$)	55,801	83,124	80,500	219,425
Principal amount converted to equity (Cdn$)	(10,948)	(15,691)	—	(26,639)

Balance at December 31, 2011 (Cdn$)	44,853	67,433	80,500	192,786
Balance at December 31, 2011 (US$)	$44,103	$66,306	$79,154	$189,563
Common shares issued on conversion during the year ended December 31, 2011	882,893	1,206,992	—	2,089,885